Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Assumptions Used in Black-Scholes Model to Options Issued

The Company values stock options using the Black-Scholes option pricing model. Assumptions used in the Black-Scholes model to value options issued during the years ended December 31, 2017 and 2016 are as follows:

	Year Ended	Year Ended
	December 31, 2017	December 31, 2016

Expected life in years	2.5 to 5.0	2.5 to 5.0
Stock price volatility	84.36% - 173.92%	84.36% - 153. 07%
Risk free interest rate	1.22% - 2.23%	1.22% - 1.24%
Expected dividends	0%	0%
Forfeiture rate	21%	20%